CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Mar. 21, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	2,500,000,000		5,000,000,000	2,500,000,000
Common stock, shares issued	14,664,993		10,726,440	1,893,340,600
Common stock, shares outstanding	14,664,993		10,726,440	1,893,340,600
Common stock, reverse common stock split		200
Series A Preferred Stock
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000		500,000	500,000
Preferred stock, outstanding	50,000		0	0
Series B Preferred Stock
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000		500,000	500,000
Preferred stock, outstanding	0		0	0
pro forma
Common stock, shares authorized			5,000,000,000
Common stock, shares issued			10,726,163
Common stock, shares outstanding			10,726,163